Document and Entity Information	Dec. 29, 2025
Details
Registrant CIK	0001131903
Registrant Name	SPECTRAL CAPITAL CORPORATION
SEC Form	8-K/A
Period End date	Dec. 29, 2025
Tax Identification Number (TIN)	51-0520296
Emerging Growth Company	false
Amendment Description	On January 5, 2026, Spectral Capital Corporation (the 'Company') filed a Current Report on Form 8-K (the 'Original 8-K') to report, among other things, (i) the entry into a Definitive Stock Purchase Agreement (the 'Purchase Agreement') with Telvantis, Inc. ('Seller') pursuant to which the Company agreed to acquire 100% of the issued and outstanding shares of Telvantis Voice Services, Inc. (the 'Acquired Company'), and (ii) the completion of the acquisition effective December 31, 2025. At the time of the filing of the Original 8-K, the financial statements of the Acquired Company required by Item 9.01 and the pro forma financial information required by Article 11 of Regulation S-X were not yet available.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-50274
Entity Address, Address Line One	701 Fifth Ave
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	262-7799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true